Related Party Transactions (Details) - Schedule of Transactions with these Parties - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Goodride Japan INC. [Member]
Accruals and other current liabilities
Accruals and other current liabilities		$ 1,472
Commission fee(2)
Commission fee	[1]	118,765	264,645	$ 176,331
Research and development expenses(3)
Research and development expenses	[2]			478,394
Rent expense(4)
Rent expense	[3]	19,002	10,585
Purchases(5)
Purchases	[4]		8,982
Goodride Japan INC. [Member] | Related Party [Member]
Accounts receivable – related party, net*
Accounts receivable – related party, net	[5]		24,396
Revenue-related party(1)
Revenue-related party	[6]		28,311
Goodride Japan INC. [Member] | Third parties [Member]
Prepayments**
Prepayments	[7]		96,745
Mr. Weicheng Hsiao [Member]
Accruals and other current liabilities
Accruals and other current liabilities		18,131	5,860
Interest income(6)
Interest income	[8]	20,685
Mr. Weicheng Hsiao [Member] | Related Party [Member]
Amount due from a related party
Amount due from a related party	[9]	2,969,777
Amount due to a related party
Amount due to a related party	[10]		511,368
Delta Co. Ltd. [Member]
Accruals and other current liabilities
Accruals and other current liabilities		1,408	1,272
Commission fee(2)
Commission fee		29,967	15,065	12,778
B.H Co., Ltd [Member]
Accruals and other current liabilities
Accruals and other current liabilities		1,472	2,660
Commission fee(2)
Commission fee		19,002	36,608
Mr. Taisuke Otsubo [Member]
Accruals and other current liabilities
Accruals and other current liabilities		2,008
Commission fee(2)
Commission fee		$ 44,532	$ 14,326	$ 5,387

[1]	The commission fee are for the outsourcing service for daily operation.
[2]	The research and development expenses is for the development of car tires, product testing, and consultation service that Goodride Japan INC. provided to the Company.
[3]	Rent expenses is for the meeting room that Goodride Japan INC. rents to the Company.
[4]	Purchases is for the purchase of car tires from Goodride Japan INC.
[5]	The account receivable is arising from the sales of fully electric light commercial vehicles to Goodride Japan INC. during the fiscal year ended September 30, 2022.
[6]	Revenue is arising from the sales of fully electric light commercial vehicles to Goodride Japan INC. during the fiscal year ended September 30, 2022.
[7]	The Company and Goodride Japan INC. have signed an agreement for Goodride to provide services, including the development of car tires, product testing, and consultation on product design and development. The Company has prepaid a lump sum of the commission fee to Goodride Japan INC. The prepayments remained outstanding as of September 30, 2022. As of September 30, 2023, the service agreement expired and the balance of the advance payment is zero.
[8]	Interest income arises from the accrued interest on the loan to the Chief Executive Officer.
[9]	The Chief Executive Officer, Mr. Weicheng Hsiao, borrowed a series of short-term loans from the Company. The terms were negotiated based on mutual agreement and were non-trade, unsecured, bore interest at 3.5% per annum, and were repayable by November 30, 2023. Such loans have been fully repaid by Mr. Weicheng Hsiao to the Company as of November 2, 2023.
[10]	The Company borrowed short-term advances from Mr. Weicheng Hsiao to finance the Company’s working capital requirements. The repayment terms are negotiated based on mutual agreement. The amount due to a related party as of September 30, 2022 is non-trade, unsecured, interest-free and has been fully repaid by February 28, 2023. The amount due to related party as of September 30, 2021 has been fully repaid in the fiscal year ended September 30, 2022.